Derivative and Hedging Activities - Cash Flow Hedges Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ (57)
Accumulated other comprehensive income (loss), net change in fair value, before tax			$ (27)
Accumulated other comprehensive income (loss), net change in fair value, after tax	0	$ 5	(13)
Accumulated other comprehensive income (loss), losses reclassified to income, after tax	34	34	16
Accumulated other comprehensive income (loss), ending balance	(23)	(57)
Cash Flow Hedging [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, beginning of period	(114)	(153)	(160)
Accumulated other comprehensive income (loss), beginning balance	(57)	(96)	(99)
Accumulated other comprehensive income (loss), net change in fair value, before tax	0	5
Accumulated other comprehensive income (loss), losses reclassified to income, before tax	34	34	34
Accumulated other comprehensive income (loss), losses reclassified to income, after tax	34	34	16
Accumulated other comprehensive income (loss), before tax, end of period	(80)	(114)	(153)
Accumulated other comprehensive income (loss), ending balance	$ (23)	$ (57)	$ (96)